Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
CONDENSED BALANCE SHEETS
Notes payable, Discount	$ 0	$ 2,550,780
Preferred shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred shares, shares authorized (in shares)	2,696,439	2,696,439
Preferred shares, shares issued (in shares)	2,696,439	2,696,439
Preferred shares, shares outstanding (in shares)	2,696,439	2,696,439
Preferred shares, aggregate liquidation preference	$ 2,808,148	$ 2,808,148
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	20,000,000	20,000,000
Common stock, shares issued (in shares)	6,913,492	5,775,898
Common stock, shares outstanding (in shares)	6,913,492	5,775,898